CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock Class A Common stock Private Placement [Member]	Common Stock Class A Common stock	Common Stock Class B Common stock Private Placement [Member]	Common Stock Class B Common stock	Common Stock	Additional Paid-in Capital Private Placement [Member]	Additional Paid-in Capital	Accumulated Deficit	Convertible Preferred Stock	Private Placement [Member]	Total
Balance at the beginning at Dec. 31, 2019									$ 44,449
Balance at the beginning (in shares) at Dec. 31, 2019									44,550,230
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Convertible Preferred Stock, net of issuance costs									$ 8,634
Issuance of Convertible Preferred Stock, net of issuance costs (in shares)									5,864,197
Accretion of Convertible Preferred stock									$ 3,510
Conversion of Preferred Stock to Class A and Class B Common Stock upon Initial Public Offering									$ (56,998)
Conversion of Preferred Stock to Class A and Class B Common Stock upon Initial Public Offering (in shares)									(50,819,427)
Balance at the beginning at Dec. 31, 2019					$ 1		$ 1,826	$ (56,938)			$ (55,111)
Balance at the beginning (in shares) at Dec. 31, 2019					648,277
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from stock option exercises							2				2
Proceeds from stock option exercises (in shares)					402
Accretion of Convertible Preferred stock							(2,014)	(1,496)			(3,510)
Preferred stock warrant exercises							474		$ 405		474
Preferred stock warrant exercises ( in shares)									405,000
Net exercise of Common Stock warrants (in shares)					5,204
Conversion of Preferred Stock to Class A and Class B Common Stock upon Initial Public Offering		$ 4		$ 2			56,992				56,998
Conversion of Preferred Stock to Class A and Class B Common Stock upon Initial Public Offering (in shares)		4,232,195		2,398,868
Conversion of Common Stock to Class A and Class B Common Stock upon Initial Public Offering		$ 1			$ (1)
Conversion of Common Stock to Class A and Class B Common Stock upon Initial Public Offering (in shares)		653,883			(653,883)
Issuance of Class A and Class B Common Stock in Initial Public Offering, net of offering costs		$ 2		$ 1			43,021				43,024
Issuance of Class A and Class B Common Stock in Initial Public Offering, net of offering costs (in shares)		2,205,882		735,294
Stock-based compensation							779				779
Net loss								(21,825)			(21,825)
Balance at the ending at Dec. 31, 2020		$ 7		$ 3			101,080	(80,259)			20,831
Balance at the ending (in shares) at Dec. 31, 2020		7,091,960		3,134,162
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from stock option exercises							26				26
Proceeds from stock option exercises (in shares)		3,305
Issuance of common stock through Employee Stock Purchase Plan							208				208
Issuance of common stock through Employee Stock Purchase Plan (in shares)		27,244
Issuance of Class A and Class B Common Stock in Initial Public Offering, net of offering costs	$ 2		$ 1			$ 13,750				$ 13,753
Issuance of Class A and Class B Common Stock in Initial Public Offering, net of offering costs (in shares)	2,122,637		1,179,244
Stock-based compensation							3,535				3,535
Net loss								(24,832)			(24,832)
Balance at the ending at Dec. 31, 2021		$ 9		$ 4			$ 118,599	$ (105,091)			$ 13,521
Balance at the ending (in shares) at Dec. 31, 2021		9,245,146		4,313,406